DIVESTITURES	12 Months Ended
Dec. 31, 2024
DIVESTITURES
DIVESTITURES

23.  DIVESTITURES

During the year ended December 31, 2024, GFL divested certain assets for aggregate proceeds of $86.0 million, and a resulting loss on divestiture of $481.8 million.

The divested assets were a portion of the assets included in a geographic region within GFL’s Solid Waste USA segment and did not meet the criteria to be classified as discontinued operations as they do not represent a major line of business or geographical area of operations.